SIGNIFICANT ACCOUNTING POLICIES - Control (Details) $ / shares in Units, $ / shares in Units, $ in Millions							12 Months Ended
	Sep. 22, 2021 ARS ($)	Jan. 11, 2021 ARS ($)	Dec. 30, 2020 $ / shares shares	Dec. 21, 2020 ARS ($) $ / shares shares	Nov. 10, 2020 ARS ($)	Jun. 27, 2019 ARS ($) $ / shares	Dec. 31, 2021 ARS ($) $ / shares	Dec. 31, 2019 ARS ($)	Oct. 27, 2021 USD ($) $ / shares	Dec. 31, 2020 ARS ($) $ / shares	Sep. 25, 2019 shares	Sep. 04, 2019
Control
Par value (in argentine peso per share) | $ / shares							$ 1			$ 1
Goodwill							$ 379,220.0			$ 380,234.0
Tuves Paraguay
Control
Percentage of voting equity interests acquired												30.00%
Adjustment to the non-controlling interest balance								$ 193.0
Percentage of direct/indirect interest in capital stock and votes							67.50%
Proportion of ownership interest in subsidiary							67.50%
AVC Continente Audiovisual
Control
Adjustment to the non-controlling interest balance							$ 24.0
Number of holders offered option | shares											497,479
Par value (in argentine peso per share) | $ / shares									$ 1
Voting right per share									1
Percentage of holders offered option							40.00%		40.00%		40.00%
Option premium payable upon exercise of option									$ 497,479
Goodwill							$ 122.0
Total purchase price							$ 164.0
Percentage of direct/indirect interest in capital stock and votes							100.00%
Proportion of ownership interest in subsidiary							100.00%
Micro Sistemas
Control
Par value (in argentine peso per share) | $ / shares				$ 1
Voting right per share				1
Percentage of direct/indirect interest in capital stock and votes							100.00%
Irrevocable contribution paid in cash	$ 260.0	$ 62.0			$ 60.0
Investments in subsidiaries				$ 60.0
Increase in number of shares outstanding | shares				60,000,000
Proportion of ownership interest in subsidiary							100.00%
Micro Sistemas | Current currency
Control
Irrevocable contribution paid in cash	$ 287.0	$ 90.0			$ 94.0
Personal Smarthome
Control
Par value (in argentine peso per share) | $ / shares			$ 1
Voting right per share			5
Percentage of direct/indirect interest in capital stock and votes							100.00%
Proportion of ownership interest in subsidiary							100.00%
Shareholders paid in cash (as a percentage)			25.00%
Personal Smarthome | Telecom Argentinas
Control
Percentage of direct/indirect interest in capital stock and votes			90.00%
Proportion of ownership interest in subsidiary			90.00%
Outstanding shares | shares			90,000
Personal Smarthome | PEM
Control
Percentage of direct/indirect interest in capital stock and votes			10.00%
Proportion of ownership interest in subsidiary			10.00%
Outstanding shares | shares			10,000
Other deferred | Tuves Paraguay
Control
Increase in Tuves shareholding								$ 71.0
PEM
Control
Percentage of voting equity interests acquired						0.00001%
Par value (in argentine peso per share) | $ / shares						$ 1
Voting right per share						1
Total purchase price						$ 10,000.0
Percentage of direct/indirect interest in capital stock and votes						100.00%
Proportion of ownership interest in subsidiary						100.00%